Lease - Additional Information (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Leases [Abstract]
Operating lease cost	$ 7,314
Short term lease cost	$ 45
Weighted average remaining lease term of operating lease	7 years 3 months 18 days
Weighted average discount rate of operating lease	4.90%